Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings (Loss) Per Share Disclosure [Abstract]
Reconciliation of NRG's basic earnings per share to diluted earnings per share
The reconciliation of the Company's basic and diluted earnings per share is shown in the following table, after giving effect to the stock split as described in Note 1, Nature of Business:

	Class A Common Stock		Class C Common Stock
	Year ended December 31, 2014	Period from July 23, 2013 to December 31, 2013	Year ended December 31, 2014	Period from July 23, 2013 to December 31, 2013
(In millions, except per share data)
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$8	$7	$8	$7
Weighted average number of common shares outstanding	28	23	28	23
Earnings per weighted average common share — basic and diluted	$0.30	$0.29	$0.30	$0.29